Organization, Description of Business (Details Narrative)											6 Months Ended
	Jun. 29, 2026 shares	May 12, 2026 shares	Mar. 31, 2026 shares	Mar. 27, 2026 shares	Mar. 26, 2026 shares	Mar. 24, 2026	Feb. 12, 2026 shares	Sep. 04, 2025 shares	Oct. 02, 2024 $ / shares shares	Jun. 19, 2024 shares	Jun. 30, 2026 $ / shares shares	May 11, 2026 shares	Apr. 20, 2026 shares	Mar. 30, 2026 shares	Jan. 23, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Oct. 30, 2025 shares	Oct. 01, 2024 shares	Feb. 15, 2024 USD ($) $ / shares shares	Dec. 12, 2023 $ / shares shares	Jul. 15, 2015 shares	Dec. 05, 2012 shares
Common stock, shares authorized															100,000,000,000				500,000,000
Common stock, par value | $ / shares															$ 0.000005				$ 0.001
Common stock, shares outstanding							37,777.78
Issued share capital								2,000,000
Stockholders equity note stock split	on June 29, 2026, our shareholders approved to increase the share capital from US$500,000 divided into (a) 177,777,777.78 Class A Ordinary Shares with a par value of US$0.00225 each, (b) 22,222,222.22 Class B Ordinary Shares with a par value of US$0.00225 each and (c) 22,222,222.22 Preferred Shares with a par value of US$0.00225 each to US$23,000,000 divided into (a) 10,177,777,777.78 Class A Ordinary Shares with a par value of US$0.00225 each, (b) 22,222,222.22 Class B Ordinary Shares with a par value of US$0.00225 each and (c) 22,222,222.22 Preferred Shares with a par value of US$0.00225 each by the creation of an additional 10,000,000,000 Class A Ordinary Shares. Further approved at the EGM, our shareholders approved a reverse share split at a ratio of not less than 2 share to 1 and up to 500 to 1 (the “Proposed Share Consolidation”), with the exact ratio to be determined by our board of directors.						15-for-1 reverse share split
Reverse share split		30-to-1	15-to-1	30-to-1	30-to-1						30-for-1
Reverse share split, shares		19,198					17,000,000
Common Class A [Member]
Common stock, shares authorized											10,177,777,777.78				80,000,000,000	177,777,777.78
Common stock, par value | $ / shares											$ 0.00225				$ 0.000005	$ 0.00225
Common stock, shares outstanding							18,427				1,299,391					18,427
Common stock, shares issued							18,427				1,299,391					18,427
Issuance of shares		1,299,391	18,852	3,225,000	12,746							1,280,193	107,500	18,427
Class of warrants		1,153,841
IPO [Member]
Common stock, shares outstanding																17,000,000
Common stock, shares issued																17,000,000
Reverse share split						approved a 30:1 reverse share split of our issued and unissued shares, to be effective on a date to be further determined by our board of directors, such that upon the reverse share split becoming effective, the share capital of our Company will become US$500,000 divided into (a) 177,777,777.78° class A ordinary shares of a nominal or par value of US$0.00225 each; (b) 22,222,222.22° class B ordinary shares of a nominal or par value of US$0.00225 each; and (c) 22,222,222.22° preferred shares of a nominal or par value of US$0.00225 each. On April 29, 2026, the board of directors have further resolved that the reverse share split will take effect on May 4, 2026.	approved a 15:1 reverse share split of our issued and authorized shares, such that the share capital of the Company will be US$500,000 divided into (a) 5,333,333,333.33 Class A Ordinary Shares of a nominal or par value of US$0.000075 each, (b) 666,666,666.66 Class B Ordinary Shares of a nominal or par value of US$0.000075 each, and (c) 666,666,666.66 preferred shares of a nominal or par value of US$0.000075.
Board Of Directors [Member]
Common stock, shares authorized									100,000,000,000
Common stock, par value | $ / shares									$ 0.000005
Issued share capital									15,000,000									20,000,000
Shares surrendered									5,000,000
Board Of Directors [Member] | Previously Reported [Member]
Common stock, shares authorized									500,000,000
Common stock, par value | $ / shares									$ 0.001
Stockholders equity note stock split									1:200
Director [Member] | Common Class A [Member]
Issuance of shares													425
Fitness Champs Holdings Limited [Member]
Authorized share capital amount | $																			$ 500,000
Common stock, shares authorized																			500,000,000
Common stock, par value | $ / shares																			$ 0.001
Fitness Champs Holdings Limited [Member] | Common Class A [Member]
Common stock, shares authorized	10,000,000,000
Northen Star Limited [Member]
Common stock, shares authorized																				50,000
Common stock, par value | $ / shares																				$ 1.00
Northen Star Limited [Member] | Joyce Lee Jue Hui [Member]
Common stock, shares outstanding																				1,000
Issued share capital										951
Fitness Champs Pte Ltd [Member]
Issued share capital																						10,000
Fitness Champs Pte Ltd [Member] | Northen Star Limited [Member]
Issued share capital										10,000
Fitness Champs Aquatics Pte Ltd [Member]
Issued share capital																					1,000
Fitness Champs Aquatics Pte Ltd [Member] | Northen Star Limited [Member]
Issued share capital										1,000
Fitness Champs Excellence Sports Academy LLC [Member]
Common stock, shares issued																	100
Big Treasure Investments Limited [Member]
Issued share capital										64,719
[custom:RestructuringShares]										64,717
Percentage of issued share capital										64.72%
Biostar Developments Limited [Member]
Issued share capital										4,440
[custom:RestructuringShares]										4,440
Percentage of issued share capital										4.44%
Easy Builder Limited [Member]
Issued share capital										19,090
[custom:RestructuringShares]										19,090
Percentage of issued share capital										19.09%
Creative Path Holdings Limited [Member]
Issued share capital										4,900
[custom:RestructuringShares]										4,900
Percentage of issued share capital										4.90%
True Height Limited [Member]
Issued share capital										1,950
[custom:RestructuringShares]										1,950
Percentage of issued share capital										1.95%
Fuji Investment Limited [Member]
Issued share capital										4,901
[custom:RestructuringShares]										4,900
Percentage of issued share capital										4.90%
Fuji Investment Limited [Member] | Joyce Lee Jue Hui [Member]
Issued share capital										49
Fitness Holdings [Member]
Issued share capital										100,000